FOR USE BY BANKS ONLY
                                                          November 12, 1995
                         DREYFUS FLORIDA MUNICIPAL
                             MONEY MARKET FUND
                         Supplement to Prospectus
                            Dated November 1, 1995
        All mutual fund shares involve certain investment risks, including the possible loss of principal.
                                      741/s111295IST